SHARE BASED COMPENSATION EXPENSES (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Number of shares, Exercised	672,000	1,070,700	0
Stock Options [Member]
Number of shares, Outstanding at June 30, 2011	438,000	438,000
Number of shares, Exercised	(300,000)
Number of shares, Outstanding at June 30, 2012	138,000	438,000
Number of shares, Vested and expected to vest at June 30, 2012	138,000
Number of shares, Exercisable at June 30, 2012	138,000
Weighted average exercise price, Outstanding at June 30, 2011 (in dollars per share)	3.74	3.74
Weighted average exercise price, Exercised (in dollars per share)	2.24
Weighted average exercise price, Outstanding at June 30, 2012 (in dollars per share)	7.01	3.74
Weighted average exercise price, Vested and expected to vest at June 30, 2012 (in dollars per share)	7.01
Weighted average exercise price, Exercisable at June 30, 2012 (in dollars per share)	7.01
Weighted average remaining contractual life (years), Outstanding	8 months 23 days	5 years 9 months
Weighted average remaining contractual life (years), Exercised	7 years 9 months 18 days
Weighted average remaining contractual life (years), Vested and expected to vest at June 30, 2012	8 months 23 days
Weighted average remaining contractual life (years), Exercisable at June 30, 2012	8 months 23 days
Aggregate intrinsic value, Outstanding at June 30, 2011	2,444,040
Aggregate intrinsic value, Exercised	1,860,782
Aggregate intrinsic value, Outstanding at June 30, 2012	208,380
Aggregate intrinsic value, Vested and expected to vest at June 30, 2012	208,380
Aggregate intrinsic value, Exercisable at June 30, 2012	208,380